Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes
16.	Income taxes

The subsidiaries of the Group in México and abroad are individually subject to the payment of income taxes. These taxes are not determined based on the consolidated figures of the Group but are calculated individually at the level of each company declaration and each of these presents its taxes separately.

According to the specific requirements of each country, the statutory rates for the years 2025, 2024 and 2023 years, were 30% for México, 25% for Guatemala, 21% for United States, 29.5% for Perú, 25% for Ecuador and 25% for Colombia and will continue as such in future years.

Income tax recognized in profit or loss for the years of 2025, 2024 and 2023 was comprised of the following:

	2025		2024	2023

Current tax	Ps.	587,114	752,566	645,521
Deferred tax (benefit) expense		73,867	(283,306)	(265,498)

	Ps.	660,981	469,260	380,023

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2025		2024	2023

Profit before income tax	Ps.	1,721,785	1,180,782	1,416,587
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		516,536	354,235	424,976
Inflation effects, net		50,857	59,295	(17,730)
Non-deductible expenses (1)		49,174	56,414	65,978
Share-based payments		137	-	1,403
Participation in subsidiaries		(105)	-	-
Other items, net		44,382	(684)	(94,604)

	Ps.	660,981	469,260	380,023
		38%	40%	27%

(1)	Includes (i) certain payroll expenses which are partially deductible, such as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

Composition of the deferred tax asset (liabilities) is presented below, along with the reconciliation of changes in deferred tax balances as of December 31, 2025, 2024, and 2023:

Temporary differences	As of December 31, 2024		Recognized in profit or loss	Recognized in OCI	As of December 31, 2025

Deferred tax assets:
Expected credit loss	Ps.	107,083	1,092	-	108,175
Accruals and provisions		338,926	(7,105)	-	331,821
Customers’ prepayments		114	7	-	121
Leases		103,379	(12,016)	-	91,363
Inventories		6,922	704	-	7,626
Other assets and prepaid expenses		23,683	(16,533)	3,159	10,310
Property, plant and equipment		71,443	(56,431)	-	15,012
Deferred tax liabilities:
Non-current assets held for sale		(12,000)	-	-	(12,000)
Intangible assets		(494,547)	320	-	(494,227)
Derivative financial instruments		(3,188)	(461)	(1,400)	(5,050)
Right-of-use assets		(94,207)	9,511	-	(84,696)
Suppliers’ prepayments		(17,639)	7,045	-	(10,594)

Net deferred tax (liability)	Ps.	29,969	(73,867)	1,759	(42,139)
Temporary differences	As of December 31, 2023		Recognized in profit or loss	As of December 31, 2024

Deferred tax assets:
Expected credit loss	Ps.	100,143	6,940	107,083
Accruals and provisions		301,621	37,305	338,926
Customers’ prepayments		88	26	114
Non-deductible interest		120,236	(120,236)	-
Leases		119,965	(16,586)	103,379
Inventories		(17,704)	24,626	6,922
Other assets and prepaid expenses		(14,750)	38,433	23,683
Property, plant and equipment		(243,160)	314,603	71,443

Deferred tax liabilities:
Non-current assets held for sale		-	(12,000)	(12,000)
Intangible assets		(496,467)	1,920	(494,547)
Derivative financial instruments		(10,357)	7,169	(3,188)
Right-of-use assets		(107,611)	13,404	(94,207)
Suppliers’ prepayments		(7,244)	(10,395)	(17,639)

Net deferred tax Assets	Ps.	(255,240)	285,209	29,969

Temporary differences	As of January 1, 2023		Recognized in profit or loss	As of December 31, 2023

Deferred tax assets:
Expected credit loss	Ps.	29,342	70,801	100,143
Accruals and provisions		394,241	(92,620)	301,621
Customers’ prepayments		87	1	88
Non-deductible interest		-	120,236	120,236
Leases		88,467	31,498	119,965

Deferred tax liabilities:
Intangible assets		(498,387)	1,920	(496,467)
Inventories		(27,744)	10,040	(17,704)
Derivative financial instruments		(3,915)	(6,442)	(10,357)
Property, plant and equipment		(388,721)	145,561	(243,160)
Right-of-use assets		(88,612)	(18,999)	(107,611)
Suppliers’ prepayments		5,016	(12,260)	(7,244)
Other assets and prepaid expenses		(24,174)	9,424	(14,750)

Net deferred tax (liability)	Ps.	(514,400)	259,160	(255,240)

Unrecognized deferred tax assets:

Derived from the acquisition of Jafra, the Group did not recognize deferred tax assets in the consolidated statement of financial position with respect to the following tax loss carryforwards of the subsidiaries:

As of December 31, 2025
Year of originated loss	Life year	Jafrafin, S.A. de C.V.

2021	2031	Ps.	161
2022	2032		6,265
2023	2033		3,553
2024	2034		2,183
		Ps.	12,162

The decrease in the balance presented is mainly due to the application of tax losses of Jafra Cosmetics International, S.A. of C.V., in 2025.

As of December 31, 2024
Year of originated loss	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.

2019	2029	Ps.	8,618	-
2020	2030		3,723	-
2021	2031		-	2,932
2022	2032		9,555	6,007
2023	2033		-	3,406
2024	2034		39,909	2,114
		Ps.	61,805	14,459

As of December 31, 2023
Year of originated loss	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.

2019	2029	Ps.	8,210	-
2020	2030		3,547	-
2021	2031		-	2,793
2022	2032		9,102	5,722
		Ps.	20,859	8,515

The Group does not recognize taxes for deferred assets with respect to tax loss carryforwards to be amortized, on which it is not probable that future taxable profits will be generated against which the Group can use tax loss carryforwards.

As of December 31, 2025, 2024 and 2023, the tax balances to be recovered mainly consist of favor balances of ISR pending application.

Temporary differences related to investments in subsidiaries for which deferred income tax liabilities have not been recognized:

The Company has undistributed profits for the years 2025, 2024 and 2023 of Ps. 261,469, Ps. 252,164 and Ps. 241,977 which generate unrecognized deferred income tax liabilities of Ps. 78,441, Ps. 75,649 and Ps. 72,593, respectively, since the Company is able to control the timing of distributions to its subsidiaries and is not expected to distribute these benefits in the foreseeable future.